APPENDIX I
                         UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:

    Managers Trust II
    800 Connecticut Ave.
    Norwalk, CT 06854
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2.  The name of each series or class of securities for
    which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Managers Science & Technology Fund
    Managers 20 Fund
    Managers Mid-Cap Fund
    Managers Large-Cap Fund
    Managers Balanced Fund
    Managers Convertible Securities Fund
    Managers High Yield Fund
    Managers Fixed Income Fund
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3.  Investment Company Act File Number: 811-6431

    Securities Act File Number: 33-43089
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4.  (a) Last day of fiscal year for which this notice
        is filed:

    December 31, 2004
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4.  (b)	Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

        [   ]

    Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.  (c) Check box if this is the last time the issuer
        will be filing this Form.

        [   ]

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5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in pursuant to section 24(f):

                                                       $     61,167,172
                                                       ----------------

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                    $    158,967,205
                                    ----------------

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                    $    143,639,427
                                    ----------------

    (iv) Total available redemption credits
         [add Items 5 (ii) and 5 (iii)]:                $  302,606,632
                                                        ----------------

    (v)  Net sales - if Item 5 (i) is greater than Item
         5 (iv)[subtract Item 5 (iv) from Item 5 (i)]:  $            0
                                                        ----------------

    (vi) Redemption credits available for use in future years - if Item 5 (i) is less than 5 (iv)
         [subtract Item 5 (iv) from Item 5(I)]:

                                    $    241,439,460
                                    ----------------

    (vii) Multiplier for determining registration fee
          (See Instruction C. 9):                        x     0.0001177
                                                        ----------------

    (viii) Registration fee due [multiply Item 5
           (v) by Item 5 (vii)] (enter "0" if no
           fee is due):	=                               $           0.00
                                                        ================
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Prepaid Shares

    If the response to item 5 (i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    [effective date of rescission of rule 24e-2],
    then report the amount of securities (number of
    shares or other units) deducted here: 0 if there
    is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining
    unsold at the end of the fiscal year for which
    this form is filed that are available for use by
    the issuer in future fiscal years, then state that
    number here:                                                       0
                                                        ----------------
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6.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's
    fiscal year (see Instruction D):                    + $            0
                                                        ----------------
    Total of the amount of the registration fee due
    plus any interest due [line 5 (viii) plus line 7]:  = $            0
                                                        ----------------

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Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:

    March 12, 2004




Method of Delivery:

              Wire Transfer
        -----
              Mail or other means
        -----
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SIGNATURES
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This report has been signed below by the following
persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Donald S. Rumery
                                    --------------------
                                    Donald S. Rumery
                                    Treasurer

Date:	March 10, 2005
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* Please print the name and title of the signing
  officer below the signature.


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